Risk Assurance Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Guarantees and Product Warranties [Abstract]
Summary of Movement of Risk Assurance Liabilities
The movement of risk assurance liabilities during the years ended December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at the beginning of the year	129,935,457	173,210,363	24,880,112
Fair value of risk assurance liabilities upon the inception of new loans	121,328,889	166,911,451	23,975,330
Performed risk assurance liabilities	(77,700,252)	(114,427,095)	(16,436,424)
Net loss (gain) on risk assurance liabilities	(353,731)	34,257,754	4,920,818

Balance at the end of the year	173,210,363	259,952,473	37,339,836